Post-retirement and other defined benefit schemes - Change in fair value of scheme assets (Details) - Scheme assets - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement
Beginning of year	$ 10,564	$ 10,668
Interest income on scheme assets	175	118
Expenses	(7)	(7)
Actuarial gains/(losses)	(2,467)	415
Exchange and other adjustments	(914)	(213)
Employer contributions	205	174
Participant contributions	11	4
Benefits paid	537	595
End of year	7,030	10,564
Actual return on the plan assets	(2,292)	533
Pension schemes | UK defined benefit plans
Movement
Beginning of year	7,333	7,179
Interest income on scheme assets	123	75
Expenses	(5)	(7)
Actuarial gains/(losses)	(1,964)	372
Exchange and other adjustments	(728)	(77)
Employer contributions	118	122
Participant contributions	1	2
Benefits paid	305	333
End of year	4,573	7,333
Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	584	581
Interest income on scheme assets	5	4
Actuarial gains/(losses)	(55)	3
Exchange and other adjustments	(34)	1
Employer contributions	37	28
Participant contributions	5	2
Benefits paid	39	35
End of year	503	584
US | Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	1,413	1,570
Interest income on scheme assets	29	27
Expenses	(2)
Actuarial gains/(losses)	(295)	(22)
Exchange and other adjustments		(5)
Employer contributions	7	19
Participant contributions	5
Benefits paid	149	176
End of year	1,008	1,413
SWEDEN | Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	1,234	1,338
Interest income on scheme assets	18	12
Actuarial gains/(losses)	(153)	62
Exchange and other adjustments	(152)	(132)
Employer contributions	43	5
Benefits paid	44	51
End of year	$ 946	$ 1,234